ADVANCED SERIES TRUST
THE PRUDENTIAL SERIES FUND
PRUDENTIAL’S GIBRALTAR FUND, INC.

Supplement dated May 16, 2014
to the Currently Effective Statement of Additional Information

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M. Sadiq Peshimam, formerly Assistant Treasurer, has been appointed as the Treasurer and Principal Financial and Accounting Officer for each of the funds listed above. Mr. Peshimam has been a Vice President of Prudential Investments LLC since 2005. All references and information pertaining to Grace C. Torres are hereby deleted.

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